Accounts Payable and Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2013	Mar. 31, 2012
Accounts Payable and Accrued Liabilities
Drilling/permitting	$ 140	$ 543	$ 471
Engineering	1,796	1,505
Private leaseholder obligations	1,500
Legal	112	664	280
Board of Directors' fees	125
Off-take arrangement fee	1,588	50
Accrued interest	7,229
Compensation and other	1,245	1,866
Total accounts payable and accrued liabilities	$ 14,607	$ 4,628